Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventories	$ 1,794	$ 1,448
Lubricants [Member]
Inventories [Abstract]
Inventories	1,794	1,448
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 0	$ 0